condensed interim consolidated statements of cash flows - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
OPERATING ACTIVITIES
Net income (loss)	$ (245)	$ 221	$ 56	$ 361
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	1,004	994	1,996	2,057
Impairment of goodwill	500		500
Deferred income taxes	(83)	(70)	(89)	(168)
Share-based compensation expense, net	37	39	79	66
Net employee defined benefit plans expense	14	17	29	34
Employer contributions to employee defined benefit plans	(5)	(6)	(10)	(14)
Gain on contributions of real estate to joint ventures		(19)	(8)	(53)
(Income) loss from equity accounted investments	(2)	5	(2)	10
Other	(23)	(12)	(34)	8
Net change in non-cash operating working capital	(31)	219	(274)	37
Cash provided by operating activities	1,166	1,388	2,243	2,338
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(598)	(666)	(1,252)	(1,478)
Cash payments for spectrum licences		(496)		(620)
Cash payments for acquisitions, net	(450)	(78)	(461)	(167)
Advances to, and investment in, real estate joint ventures and associates		(2)		(5)
Real estate joint venture receipts		1	1	3
Proceeds on disposition	7	7	73	21
Investment in portfolio investments and other	(52)	(21)	(56)	(1)
Cash used by investing activities	(1,093)	(1,255)	(1,695)	(2,247)
FINANCING ACTIVITIES
Dividends paid to holders of Common Shares	(405)	(431)	(807)	(790)
Issue (repayment) of short-term borrowings, net	(390)	940	9	940
Long-term debt issued	6,469	1,222	8,132	3,789
Redemptions and repayment of long-term debt	(3,048)	(3,101)	(5,038)	(3,951)
Other	(31)		(31)	(16)
Cash provided (used) by financing activities	2,595	(1,370)	2,265	(28)
CASH POSITION
Increase (decrease) in cash and temporary investments, net	2,668	(1,237)	2,813	63
Cash and temporary investments, net, beginning of period	1,014	2,164	869	864
Cash and temporary investments, net, end of period	3,682	927	3,682	927
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(308)	(315)	(679)	(649)
Interest received	17	10	22	21
Income taxes paid, net	$ (143)	$ (115)	$ (297)	$ (195)